Property, plant and equipment (Schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	$ 319	$ 398
Buildings and improvements	3,638	3,612
Manufacturing equipment	2,051	1,711
Laboratory equipment	1,140	1,240
Other	4,278	4,112
Construction in progress	746	1,183
Property, plant and equipment, gross	12,172	12,256
Less accumulated depreciation and amortization	(7,265)	(7,033)
Property, plant and equipment, net	$ 4,907	$ 5,223
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	8 years
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	12 years
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	8 years
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	12 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (in years)	15 years